Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related party transactions and balances
Related party transactions and balances

25.  Related party transactions and balances

Balances with related parties at December 31 are as follows:

	2024
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	1,558	—	—	2,658
Other related parties	—	—	—	6
Total	1,558	—	—	2,664

	2023
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,772	—	—
Enérgya VM Gestión de la Energía, S.L.	1,658	—	—	2,429
Total	1,658	2,772	—	2,429

The loan granted to Inmobiliaria Espacio, S.A. ($2,772 thousand as of December 31, 2023) was written off during 2024.

The balances with related parties arose as a result of commercial transactions (see explanation of main transactions below).

Transactions with related parties for the years ended December 31 2024, 2023 and 2022 are as follows:

	2024
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	56,238	—
Other related parties	—	202
Total	56,238	202

	2023
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	(18)	1
Enérgya VM Gestión de la Energía, S.L.	35,980	1,137
Other related parties	—	55
Total	35,962	1,193

	2022
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	128,211	1,612
Espacio Information Technology, S.A.U.	—	1,008
Enérgya VM Gestión de la Energía, S.L.	4,506	646
Other related parties	—	101
Total	132,717	3,367

“Raw Materials and energy consumption for production” of the related parties from Energya VM Gestión de Energía, SLU (“Energya VM”) relates to the purchase of energy from the latter by the Company’s Europe – Manganese Alloys and Europe – Silicon Metals & Silicon Alloys segment. The agreement was assigned from Villar Mir Energía SLU to Energya VM in October 2022. The Company pays Energya VM a service charge in addition to paying for the cost of energy purchase from the market. The contracts allow for the purchase of energy from the grid at market conditions without incurring costs normally associated with operating in the complex wholesale power market, as well as to apply for fixed price arrangements in advance from Energya VM, based on the energy markets for the power, period and profile applied for. The contracts have a term of one year, with the possibility to be extended for additional one-year periods unless terminated with 30 days’ notice.

In December 2022, Ferroglobe Spain Metals and Energya VM entered into a Power Purchase Agreement (PPA). Under this PPA, VM Energía would supply to Sabón plant 65 Gwh on a pay as produced basis during 10 years from the commencement of operation of the Plants. This PPA would cover 10% of the total power consumption of the Sabón plant. The agreement was cancelled in February 2023.

In October 2023, the Company entered into an additional Purchase Price Agreement with Energya VM, effective on November 1, 2023 until June 30, 2027. Energy will be supplied at a fixed price of 77 EUR/MWh on a pay as produced basis (See Note 21).

In December 2023, Ferroglobe Spain Metals and Villar Mir Energía, S.L.U entered into three Power Purchase Agreements (PPAs). Under those PPAs, VM Energía, or a VM Energía subsidiary, will supply to Sabón 368 Gwh/year on a pay as produced basis during 10 years from the commencement of operation of the plants which is expected in 2028 (see Note 21).

In 2023, “Other operating expenses” corresponded to the payment to Energya VM that provides the energy needs of the mining facilities operated by Ferroglobe RAMSA Mining and Ferroglobe Cuarzos Industriales mining in the wholesale power market.

Additionally, in 2022, “Other operating expenses” corresponded to the payment to Espacio Information Technology, S.A. (“Espacio I.T.”), who provided information technology and data processing services to Ferroglobe PLC and certain of its direct and indirect subsidiaries pursuant to several contracts. In April 2022, Grupo VM sold its interest in Espacio I.T. so those transactions do not involve Grupo VM subsidiary and therefore are no longer considered as related party transactions.